RELATED PARTY TRANSACTIONS	3 Months Ended
Mar. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 4. RELATED PARTY TRANSACTIONS
Founder Shares
The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares (or Novator Private Placement Shares) until the earlier to occur of: (A) one year after the completion of a Business Combination; and (B) subsequent to a Business Combination, (x) if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.
Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 3,500,000 Novator Private Placement Units at a price of $10.00 per Novator Private Placement Unit in a private placement to the Sponsor, directors, and executive officers of the Company, generating gross proceeds of $35,000,000. In addition, the Company consummated the sale of 4,266,667 Private Placement Warrants at a price of $1.50 per Private Placement Warrant in a private placement to the Sponsor and certain of the Company’s directors and executive officers, generating gross proceeds of $6,400,000, which is described in Note 3.
Prior to the closing of Aurora’s Initial Public Offering, the Sponsor sold an aggregate of 1,407,813 Class B ordinary shares (Founder Shares) to certain independent directors. All Founder Shares are subject to transfer restrictions which limit the ability of the independent directors to transfer or otherwise deal with such shares, except in certain limited circumstances such as transfers to affiliates and the gifting to immediate family members. The Founder Shares were effectively sold to the independent directors subject to a performance condition - i.e., the consummation of a business combination, which is subject to certain conditions to closing, such as, for example, approval by the Company’s shareholders.
The fair value of the shares on the date they were transferred to the independent directors was estimated to be approximately $6,955,000, however if the performance condition is not satisfied the fair value of the shares transferred is zero.
Compensation expense related to the Founder Shares is recognized only when the performance condition is probable of achievement under the applicable accounting literature, hence recognition of compensation cost is deferred until consummation of the business combination. This position is based on the principle established in the guidance on business combinations in ASC 805-20-55-50 and 55-51. The Company believes a similar approach should be applied under ASC 718 and that a contingent event for realization of the compensation expense is the business combination.
Pre-Closing Bridge Notes
On November 2, 2021, Aurora entered into a convertible bridge note purchase agreement (the “Pre-Closing Bridge Note Purchase Agreement”), dated as of November 30, 2021, with Better, SB Northstar LP and the Sponsor (SB Northstar LP and the Sponsor, together, the “Purchasers”). Under the Pre-Closing Bridge Note Purchase Agreement, Better issued $750,000,000 of bridge notes (the “Pre-Closing Bridge Notes”) that convert to shares of Class A common stock of Aurora (post-proposed Business Combination and domestication) in connection with the closing of the proposed Business Combination, with SB Northstar LP and the Sponsor, as Purchasers, purchasing $650 million and $100 million, respectively, of such Pre-Closing Bridge Notes.
The Pre-Closing Bridge Note Purchase Agreement will result in the issuance of either Better Class A common stock, a new series of preferred stock of Better (as described below), or Better common stock (together, the “Pre-Closing Bridge Conversion Shares”, as applicable) as follows: (i) upon closing of the proposed Business Combination, the Pre-Closing Bridge Notes will convert into shares of Better Class A common stock at a conversion rate of one share per $10 of consideration; (ii) if the closing of the proposed Business Combination does not occur by the September 30, 2023, or in the event of a Corporate Transaction or Merger Withdrawal (each as defined in the Pre-Closing Bridge Note Purchase Agreement) prior to September 30, 2023 or prior to the time when a Pre-Closing Bridge Note may otherwise be converted pursuant to the Pre-Closing Bridge Note Purchase Agreement, the Pre-Closing Bridge Notes will convert into a new series of preferred stock of Better, which series will be identical to Better’s Series D Preferred Stock, provided that the ratchet adjustment provisions relating to Better’s Series D Preferred Stock will not apply, and such series will vote together with Better’s Series D Preferred Stock as a single class on all matters; or (iii) in the event of a termination of the Merger Agreement (a) by Better, arising out of or resulting from breaches on the part of Aurora or the Sponsor, (b) by Better, arising out of or resulting from breaches on the part of Aurora or any Subscriber in connection with any Subscription Agreement or (c) arising out of or resulting from breaches on the part of Aurora, SB Northstar LP or the Sponsor in connection with the Pre-Closing Bridge Note Purchase Agreement or any ancillary agreement, the bridge notes will convert into shares of Better common stock.
On August 26, 2022, Aurora, Better and Novator entered into the First Novator Letter Agreement to, among other things, extend the maturity date of the Pre-Closing Bridge Notes held by the Sponsor to March 8, 2023, subject to SB Northstar LP consenting to extending the maturity of its Pre-Closing Bridge Notes accordingly. On February 7, 2023, Aurora, Better and the Sponsor entered into the Second Novator Letter Agreement, pursuant to which, subject to Better receiving requisite approval therefor (which Better has agreed to use reasonable best efforts to obtain), the parties agreed that, if the proposed Business Combination has not been consummated by the maturity date of the Pre-Closing Bridge Notes, the Sponsor will have the option, without limiting its rights under the Pre-Closing Bridge Note Purchase Agreement to alternatively exchange its Pre-Closing Bridge Notes on or before the maturity date as follows: (x) for a number of shares of Better preferred stock at a conversion price that represents a 50% discount to the $6.9 billion pre-money equity valuation of Better or (y) for a number of shares of the Company’s Class B common stock at a price per share that represents a 75% discount to the $6.9 billion pre-money equity valuation of Better. On the same date, the Sponsor and Better agreed to defer the maturity date of the Pre-Closing Bridge Notes until September 30, 2023.
Director Services Agreement and Director Compensation
On October 15, 2021, Merger Sub entered into a Director’s Services Agreement (the “DSA”) by and among Merger Sub, Caroline Jane Harding, and the Company, effective as of May 10, 2021. On October 29, 2021, the DSA was amended, and the amended DSA was ratified by the Compensation Committee on November 3, 2021. Under the terms of the DSA, Ms. Harding is to provide services to Merger Sub, which include acting as a non-executive director and president and secretary of Merger Sub. Ms. Harding will receive $50,000 in annual payments (and in certain circumstances an incremental hourly fee of $500). For the three months ended March 31, 2023 and 2022, the Company recognized no expense related to the amended DSA. As of March 31, 2023 and December 31, 2022, there were no unpaid amounts related to the amended DSA.
In addition, the Company remunerates the Ms. Harding $10,000 per month for professional services rendered to our Company in her role as chief financial officer and $15,000 per year and an incremental hourly fee of $500 in certain circumstances for her service on our board of directors. Additionally, in contemplation of her services to Aurora, Ms. Harding received a $50,000 payment on March 21, 2021, and was entitled to receive a $75,000 payment on March 21, 2023, which was paid on April 11, 2023. As of March 31, 2023 and December 31, 2022, $85,000 and $87,875 was accrued, respectively and for the three months ended March 31, 2023 and 2022, $105,000 and $30,000 was expensed for these services, respectively. If we do not have sufficient funds to make the payments due to Ms. Harding as set forth herein professional services provided by her, we may borrow funds from our sponsor or an affiliate of the initial shareholders or certain of our directors and officers to enable us to make such payments.
Related Party Merger Agreement
On August 26, 2022, Aurora, Merger Sub and Better entered into Amendment No.4 to the Merger Agreement, pursuant to which the parties agreed to extend the Agreement End Date from September 30, 2022 (as defined in the Merger Agreement) to March 8, 2023. On February 24, 2023, Aurora, Merger Sub and Better entered into Amendment No. 5 to the Merger Agreement, pursuant to which the parties agreed to extend the Agreement End Date (as defined in the Merger Agreement) from March 8, 2023 to September 30, 2023.
In consideration of extending the Agreement End Date, Better will reimburse Aurora for certain reasonable and documented expenses in an aggregate sum not to exceed $15,000,000. The reimbursement payments are structured in three tranches. The first payment of $7,500,000 was made within 5 business days after the execution of Amendment No. 4, the second payment of $3,750,000 was made on February 6, 2023 and, on April 4, 2023, Better transferred the third tranche of $3,750,000 (net of the accounts payable amount that was owed to a third party provider on behalf of Aurora). Aurora, Merger Sub and Better also agreed to amend the Merger Agreement to provide a waiver from the exclusivity provisions thereof to allow Better to discuss alternative financing structures with SB Northstar LP.
The Company has treated the inflow of cash with an offsetting liability that is considered the Deferred Credit Liability within the financial statements, in the way relevant fees are repaid by the Company before the IPO as this cash was not a capital contribution from the Sponsor, but merely a reimbursement from Better for expenses paid by the Company. As the merger has not yet occurred as of March 31, 2023, Better will be responsible for handling the equity effect once the merger occurs and reduce the liability of the combined entity. In the event of the merger or liquidation, the liability will be extinguished on Company’s financial statements.
In addition, on February 7, 2023, Aurora, the Sponsor and Better entered into the Second Novator Letter Agreement, whereby Better agreed to reimburse Aurora for one-half of its reasonable and documented fees and expenses in connection with regulatory matters arising out of or relating to the transactions contemplated by the Merger Agreement on or after the date thereof, in an aggregate amount not to exceed $2,500,000, structured in two tranches to be paid on each of June 1, 2023 and September 1, 2023.
Promissory Note from Related Party
On May 10, 2021, the Company issued the Note to the Sponsor (“Payee”), pursuant to which the Company could borrow up to an aggregate principal amount of $2,000,000. The Note was non-interest bearing and payable by check or wire transfer of immediately available funds or as otherwise determined by the Company to such account as the Payee may from time to time designate by written notice in accordance with the provision of the Note. Effective as of the date hereof, this Note amended and restated in its entirety that certain promissory note dated as of December 9, 2020 (the “Prior Note”) issued by the Company to the Payee in the principal amount of $300,000.
On February 23, 2022, the Note was again amended and restated pursuant to which Aurora could borrow an aggregate principal amount of to $4,000,000. Should the Company’s operating costs, in relation to its proposed Business Combination, exceed the amounts still available and not currently drawn under the Note, the Sponsor shall increase the amount available under the Note to cover such costs, subject to an aggregate cap of $12,000,000. This amount was reflective of estimated total costs of the Company through May 15, 2024 in relation to the Business Combination, in the event the Business Combination is unsuccessful. In the event that the Company does not consummate a Business Combination by September 30, 2023, we can seek a further extension, provided we have our shareholder approval.
On February 8, 2023, we repaid an aggregate principal amount of $2.4 million under the Note. After giving effect to this repayment, the amount outstanding under the Note is $412,395. As of March 31, 2023 and December 31, 2022 the amount outstanding under the Note was $412,395 and $2,812,395, respectively.
NOTE 5. RELATED PARTY TRANSACTIONS
Founder Shares
On December 9, 2020, the Sponsor paid $25,000 to cover certain offering and formation costs of the Company in consideration for 5,750,000 shares of Class B ordinary shares (the “Founder Shares”). During February 2021, the Company effectuated a share dividend of 1,006,250 Class B ordinary shares and subsequently issued a cancellation for 131,250 Class B ordinary shares, resulting in an aggregate of 6,625,000 founder shares issued and outstanding. In March 2021, the Company effectuated a share dividend of 575,000 shares. On May 10, 2021, as a result of the underwriters’ election to partially exercise their over-allotment option, a total of 249,928 Founder Shares were irrevocably surrendered for cancellation and no consideration, so that the number of Founder Shares collectively represented 20% of the Company’s issued and outstanding shares upon the completion of the Initial Public Offering and Novator Private Placement. All share and per-share amounts have been retroactively restated to reflect the share dividend and related cancellation. A portion of the founder shares issued and outstanding were transferred to certain directors of the Company but remain subject to the same conditions and restrictions as apply to those founder shares as held by the Sponsor which are set out in greater detail below.
The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares (or Novator Private Placement Shares) until the earlier to occur of: (A) one year after the completion of a Business Combination; and (B) subsequent to a Business Combination, (x) if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations, or other similar transactions) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.
Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 3,500,000 Novator Private Placement Units at a price of $10.00 per Novator Private Placement Unit in a private placement to the Sponsor, directors, and executive officers of the Company, generating gross proceeds of $35,000,000. In addition, the Company consummated the sale of 4,266,667 Private Placement Warrants at a price of $1.50 per Private Placement Warrant in a private placement to the Sponsor and certain of the Company’s directors and executive officers, generating gross proceeds of $6,400,000, which is described in Note 4.
On March 2, 2021, the Sponsor transferred 1,407,813 Class B ordinary shares to the executive officers and directors. The agreement with the Sponsor provides that membership interests only be transferred to the executive officers or directors or other persons affiliated with the Sponsor, or in connection with estate planning transfers. The fair value of the shares on the date they were transferred to the independent directors was estimated to be approximately $6,955,000, recognition of compensation cost is deferred until consummation of the business combination. This position is based on the principle established in the guidance on business combinations in ASC 805-20-55-50 and 55-51. The Company believes a similar approach should be applied under ASC 718 and that a contingent event for realization of the compensation expense is the business combination.
Pre-Closing Bridge Notes
On November 2, 2021, Aurora entered into a convertible bridge note purchase agreement (the “Bridge Note Purchase Agreement”), dated as of November 30, 2021, with Better, SB Northstar LP and the Sponsor (SB Northstar LP and the Sponsor, together, the “Purchasers”). Under the Bridge Note Purchase Agreement, Better issued $750,000,000 of bridge notes that convert to shares of Class A common stock of Aurora (post-Proposed Business Combination and domestication) in connection with the closing of the Proposed Business Combination, with SB Northstar LP and the Sponsor, as Purchasers, purchasing $650 million and $100 million, respectively, of such bridge notes.
The Bridge Note Purchase Agreement will result in the issuance of either Better Class A common stock, a new series of preferred stock of Better (as described below), or Better common stock (together, the “Bridge Conversion Shares”, as applicable) as follows: (i) upon closing of the Proposed Business Combination, the bridge notes will convert into shares of Better Class A common stock at a conversion rate of one share per $10 of consideration; (ii) if the closing of the Proposed Business Combination does not occur by the September 30, 2023, or in the event of a Corporate Transaction or Merger Withdrawal (each as defined in the Bridge Note Purchase Agreement) prior to September 30, 2023 or prior to the time when a bridge note may otherwise be converted pursuant to the Bridge Note Purchase Agreement, the bridge notes will convert into a new series of preferred stock of Better, which series will be identical to Better’s Series D Preferred Stock, provided that the ratchet adjustment provisions relating to Better’s Series D Preferred Stock will not apply, and such series will vote together with Better’s Series D Preferred Stock as a single class on all matters; or (iii) in the event of a termination of the Merger Agreement (a) by Better, arising out of or resulting from breaches on the part of Aurora or the Sponsor, (b) by Better, arising out of or resulting from breaches on the part of Aurora or any Subscriber in connection with any Subscription Agreement or (c) arising out of or resulting from breaches on the part of Aurora, SB Northstar LP or the Sponsor in connection with the Bridge Note Purchase Agreement or any ancillary agreement, the bridge notes will convert into shares of Better common stock.
On August 26, 2022, Aurora, Better and Novator entered into a letter agreement to, among other things, extend the maturity date of the bridge notes held by the Sponsor to March 8, 2023, subject to SB Northstar LP consenting to extending the maturity of its bridge notes accordingly. On February 7, 2023, Aurora, Better and the Sponsor entered into a further letter agreement, pursuant to which, subject to Better receiving requisite approval therefor (which Better has agreed to use reasonable best efforts to obtain), the parties agreed that, if the Proposed Business Combination has not been consummated by the maturity date of the bridge notes, the Sponsor will have the option, without limiting its rights under the Bridge Note Purchase Agreement to alternatively exchange its bridge notes on or before the maturity date as follows: (x) for a number of shares of Better preferred stock at a conversion price that represents a 50% discount to the $6.9 billion pre-money equity valuation of Better or (y) for a number of shares of the Company’s Class B common stock at a price per share that represents a 75% discount to the $6.9 billion pre-money equity valuation of Better. On the same date, the Sponsor and Better agreed to defer the maturity date of the bridge notes until September 30, 2023.
Director Services Agreement
On October 15, 2021, Merger Sub entered into a Director’s Services Agreement (the “DSA”) by and among Merger Sub, Caroline Jane Harding (the “Director”), and the Company, effective as of May 10, 2021. On October 29, 2021, the DSA was amended, and the amended DSA was ratified by the Compensation Committee on November 3, 2021. Under the terms of the DSA, the Director is to provide services to Merger Sub, which include acting as a non-executive director and president and secretary of Merger Sub. The Director will receive $50,000 in annual payments (and in certain circumstances an incremental hourly fee of $500). For the years ended December 31, 2022 and 2021, the Company recognized $50,000 of expense related to the amended DSA. As of December 31, 2022 and 2021, there were no unpaid amounts related to the amended DSA.
In addition, our Company remunerates the Director $10,000 per month for professional services rendered to our Company in her role as chief financial officer and $15,000 per year and an incremental hourly fee of $500 in certain circumstances for her service on our board of directors. Additionally, Ms. Harding received a $50,000 payment on March 21, 2021 in contemplation of her services to Aurora and will receive a $75,000 payment on the earlier of March 21, 2023 or the date on which Aurora is liquidated. As of December 31, 2022 and 2021, $87,875 and $100,000 was accrued and for the years ended December 31, 2022 and 2021, $222,875 and $390,000 was expensed for these services. If we do not have sufficient funds to make the payments due to Ms. Harding as set forth herein professional services provided by her, we may borrow funds from our sponsor or an affiliate of the initial shareholders or certain of our directors and officers to enable us to make such payments.
Related Party Merger Agreement and Promissory Note
On August 26, 2022, Aurora, Merger Sub and Better entered into Amendment No.4 to the Merger Agreement, pursuant to which the parties agreed to extend the Agreement End Date from September 30, 2022 (as defined in the Merger Agreement) to March 8, 2023. On February 24, 2023, Aurora, Merger Sub and Better entered into Amendment No. 5 to the Merger Agreement, pursuant to which the parties agreed to extend the Agreement End Date (as defined in the Merger Agreement) from March 8, 2023 to September 30, 2023.
In consideration of extending the Agreement End Date, Better will reimburse Aurora for certain reasonable and documented expenses in an aggregate sum not to exceed $15,000,000. The reimbursement payments are structured in three tranches. The first payment of $7,500,000 was made within 5 business days after the execution of Amendment No. 4, the second payment of $3,750,000 was made on February 6, 2023 and the third payment of up to $3,750,000 will be paid on April 1, 2023. Aurora, Merger Sub and Better also agreed to amend the Merger Agreement to provide a waiver from the exclusivity provisions thereof to allow Better to discuss alternative financing structures with SB Northstar LP.
On May 10, 2021, the Company issued an unsecured promissory note (the “Note”) to the Sponsor (“Payee”), pursuant to which the Company could borrow up to an aggregate principal amount of $2,000,000. The Note is non-interest bearing and payable by check or wire transfer of immediately available funds or as otherwise determined by the Company to such account as the Payee may from time to time designate by written notice in accordance with the provision of the Note. This Note amended and restated in its entirety that certain Promissory Note dated as of December 9, 2020 (the “Prior Note”) issued by the Company to the Payee in the principal amount of $300,000. On February 23, 2022 this note was again amended and restated pursuant to which the Company could borrow up to an aggregate principal amount of $4,000,000.
Should the Company’s operating costs, in relation to its proposed business combination, exceed the amounts still available and not currently drawn under the promissory note, the Sponsor shall increase the amount available under the promissory note to cover such costs, subject to an aggregate cap of $12,000,000. This amount was reflective of estimated total costs of the Company through November 15, 2023 in relation to the business combination, in the event the business combination is unsuccessful. In the event that the Company does not consummate a Business Combination by September 30, 2023, we can seek a further extension (with no limit to such extension) provided we have our shareholder approval. As of December 31, 2022 and 2021 the amount outstanding under the Note was $2,812,395 and $1,412,295.
Capital Contribution from Sponsor
In July of 2021, the Sponsor paid an SEC filing fee of approximately $669,000 on behalf of the Company. The Company accounted for the filing fee as an expense incurred for the period, as well as a capital contribution from the Sponsor.